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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Pacific/Asia Fund

December 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.9%
AUSTRALIA 11.1%
Amcor Ltd.	328,862	$3,106,362
Australia and New Zealand Banking Group Ltd.	223,932	6,464,520
BHP Billiton Ltd.	91,097	3,105,766
Commonwealth Bank of Australia	66,916	4,662,515
National Australia Bank Ltd.	98,282	3,067,582
Orora Ltd. (a)	328,862	340,624
Suncorp Group Ltd.	156,085	1,832,104
Telstra Corp., Ltd.	1,034,936	4,857,583
Wesfarmers Ltd.	96,496	3,799,333
Westpac Banking Corp.	110,134	3,192,640
Total		34,429,029
CHINA 14.2%
58.Com, Inc., ADR (a)	18,878	723,783
Baidu, Inc., ADR (a)	7,305	1,299,413
China Merchants Bank Co., Ltd., Class H	1,037,000	2,217,684
China Mobile Ltd., ADR	31,669	1,655,972
China Petroleum & Chemical Corp., Class H	4,356,200	3,574,376
China Vanke Co., Ltd., Class B	830,983	1,297,460
CIMC Enric Holdings Ltd.	782,000	1,264,074
CNOOC Ltd.	1,573,000	2,925,431
CSPC Pharmaceutical Group Ltd.	3,012,000	2,380,838
Guangdong Investment Ltd.	3,610,000	3,531,657
Industrial & Commercial Bank of China Ltd., Class H	7,918,100	5,369,348
Luthai Textile Co., Ltd., Class B	1,014,420	1,417,523
New Oriental Education & Technology Group, Inc., ADR	67,534	2,127,321
Sinopec Engineering Group Co. Ltd., Class H	1,038,500	1,557,142
Tencent Holdings Ltd.	57,500	3,681,580
Vipshop Holdings Ltd., ADS (a)	15,758	1,318,629
Wasion Group Holdings Ltd.	2,285,500	1,400,177
WuXi PharmaTech (Cayman), Inc. ADR (a)	85,172	3,268,901
Zhuzhou CSR Times Electric Co., Ltd., Class H	827,000	2,982,876
Total		43,994,185
HONG KONG 7.2%
AIA Group Ltd.	624,600	3,143,917
Cheung Kong Holdings Ltd.	129,000	2,040,880
Galaxy Entertainment Group Ltd. (a)	485,000	4,366,582
Hutchison Whampoa Ltd.	336,000	4,578,257
Link REIT (The)	465,500	2,257,702
Sands China Ltd.	496,800	4,071,442

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG (CONTINUED)
Wharf Holdings Ltd.	223,000	$1,708,213
Total		22,166,993
INDIA 3.6%
HCL Technologies Ltd.	101,872	2,081,540
HDFC Bank Ltd., ADR	82,085	2,827,007
ITC Ltd.	409,888	2,134,414
Motherson Sumi Systems Ltd.	480,094	1,418,640
Tata Motors Ltd.	454,435	2,779,393
Total		11,240,994
INDONESIA 0.3%
PT Bank Rakyat Indonesia Persero Tbk	1,775,500	1,061,253
JAPAN 39.3%
Aoyama Trading Co., Ltd.	85,400	2,309,581
Astellas Pharma, Inc.	38,600	2,288,472
Central Japan Railway Co.	36,100	4,254,462
Daiichikosho Co., Ltd.	108,100	3,056,581
Denso Corp.	78,800	4,162,901
Enplas Corp.	25,200	1,731,878
Fuji Heavy Industries Ltd.	140,700	4,043,572
Glory Ltd.	83,300	2,161,801
Hino Motors Ltd.	229,000	3,607,379
Hoshizaki Electric Co., Ltd.	73,600	2,617,268
IT Holdings Corp.	108,000	1,705,659
ITOCHU Corp.	433,700	5,361,676
Japan Tobacco, Inc.	154,100	5,014,223
Kanamoto Co., Ltd.	104,000	2,647,534
KDDI Corp.	62,800	3,869,439
Lawson, Inc.	30,000	2,245,078
M3, Inc.	553	1,384,915
Mitsubishi UFJ Financial Group, Inc.	1,050,700	6,976,014
Mitsui & Co., Ltd.	225,500	3,143,727
MS&AD Insurance Group Holdings, Inc.	136,200	3,660,916
NAC Co., Ltd.	89,000	1,406,883
Namura Shipbuilding Co., Ltd.	178,900	2,419,052
Nidec Corp.	23,900	2,354,500
Olympus Corp. (a)	57,700	1,830,056
Omron Corp.	65,200	2,881,402
ORIX Corp.	243,790	4,283,846
PeptiDream, Inc. (a)	8,300	1,093,951
Pigeon Corp.	25,600	1,241,589
Raito Kogyo Co., Ltd.	349,800	2,572,724
Rakuten, Inc.	165,900	2,475,797
Resorttrust, Inc.	90,800	1,655,494

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Shinmaywa Industries Ltd.	146,000	$1,267,625
SoftBank Corp.	43,100	3,782,058
Sumitomo Mitsui Financial Group, Inc.	155,600	8,091,727
Sun Frontier Fudousan Co., Ltd.	109,100	1,741,193
T&D Holdings, Inc.	144,800	2,026,707
Tokyo Gas Co., Ltd.	524,000	2,582,642
Tokyo Tatemono Co., Ltd.	308,000	3,424,950
Toyota Motor Corp.	139,500	8,506,025
Total		121,881,297
MALAYSIA 0.9%
Tenaga Nasional Bhd	806,400	2,804,333
PHILIPPINES 2.3%
GT Capital Holdings, Inc.	154,720	2,693,415
Metropolitan Bank & Trust Co.	948,574	1,621,386
Robinsons Retail Holdings, Inc. (a)	840,640	1,045,532
Vista Land & Lifescapes, Inc.	14,235,850	1,670,527
Total		7,030,860
SINGAPORE 2.2%
DBS Group Holdings Ltd.	303,000	4,117,700
Wing Tai Holdings Ltd.	1,773,000	2,769,541
Total		6,887,241
SOUTH KOREA 7.2%
Hotel Shilla Co., Ltd.	25,941	1,635,137
Hyundai Motor Co.	20,670	4,639,727
NAVER Corp.	2,752	1,896,479
Samsung Electronics Co., Ltd.	8,310	10,828,323
SK Telecom Co., Ltd.	15,326	3,353,931
Total		22,353,597
TAIWAN 4.8%
Delta Electronics, Inc.	366,000	2,095,895
Gigabyte Technology Co., Ltd.	1,304,000	1,576,284
Hermes Microvision, Inc.	43,000	1,400,266
MediaTek, Inc.	168,000	2,504,021

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN (CONTINUED)
Merida Industry Co., Ltd.	218,000	$1,583,639
St. Shine Optical Co., Ltd.	59,000	1,688,206
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	238,132	4,153,022
Total		15,001,333
THAILAND 2.1%
Advanced Information Service PCL, Foreign Registered Shares	154,300	941,009
Bangkok Bank PCL, Foreign Registered Shares	208,700	1,135,833
Bangkok Expressway PCL, Foreign Registered Shares	1,782,600	1,822,880
PTT Global Chemical PCL, Foreign Registered Shares	1,073,600	2,592,797
Total		6,492,519
UNITED KINGDOM 0.7%
HSBC Holdings PLC, ADR	38,930	2,146,211
Total Common Stocks (Cost: $237,928,316)		$297,489,845

	Shares	Value

Exchange-Traded Funds 1.7%
SPDR S&P 500 ETF Trust	16,798	3,102,087
iShares MSCI South Korea Capped ETF	33,311	2,154,222
Total Exchange-Traded Funds (Cost: $4,993,015)		$5,256,309

	Shares	Value

Money Market Funds 1.9%
Columbia Short-Term Cash Fund, 0.096% (b)(c)	5,760,165	$5,760,165
Total Money Market Funds (Cost: $5,760,165)		$5,760,165
Total Investments
(Cost: $248,681,496) (d)		$308,506,319(e)
Other Assets & Liabilities, Net		1,502,655
Net Assets		$310,008,974

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at December 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley & Co.	February 10, 2014	16,008,000 CNY	2,616,541 USD	—	(4,098)
Morgan Stanley & Co.	February 10, 2014	1,276,000 GBP	2,086,107 USD	—	(26,336)
Morgan Stanley & Co.	February 10, 2014	28,371,000 INR	457,988 USD	2,714	—
Morgan Stanley & Co.	February 10, 2014	908,534,000 JPY	8,783,702 USD	154,872	—
Morgan Stanley & Co.	February 10, 2014	232,582,000 PHP	5,257,278 USD	—	(8,134)
Morgan Stanley & Co.	February 10, 2014	107,625,000 THB	3,327,408 USD	58,124	—
Morgan Stanley & Co.	February 10, 2014	30,176,000 THB	912,431 USD		(4,214)
Morgan Stanley & Co.	February 10, 2014	3,460,955 USD	3,893,000 AUD	6,346	—
Morgan Stanley & Co.	February 10, 2014	5,982,883 USD	6,332,882,000 KRW	31,214	—
Morgan Stanley & Co.	February 10, 2014	698,603 USD	851,000 NZD	—	(680)
Morgan Stanley & Co.	February 10, 2014	1,812,605 USD	2,275,000 SGD	—	(9,838)
Morgan Stanley & Co.	February 10, 2014	5,230,389 USD	154,467,000 TWD	—	(51,509)
Morgan Stanley & Co.	February 10, 2014	453,145 USD	13,600,000 TWD	2,829	—
				256,099	(104,809)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,206,677	108,574,542	(104,021,054)	5,760,165	5,020	5,760,165

(d)

At December 31, 2013, the cost of securities for federal income tax purposes was approximately $248,681,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$61,944,000
Unrealized Depreciation	(2,119,000)
Net Unrealized Appreciation	$59,825,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
ADS	American Depositary Share

Currency Legend

AUD	Australian Dollar
CNY	China, Yuan Renminbi
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated October 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	3,445,950	48,122,035	—	51,567,985
Consumer Staples	—	15,480,168	—	15,480,168
Energy	—	6,499,807	—	6,499,807
Financials	4,973,218	82,529,573	—	87,502,791
Health Care	3,268,901	10,666,438	—	13,935,339
Industrials	—	46,019,860	—	46,019,860
Information Technology	6,176,218	33,783,505	—	39,959,723
Materials	—	9,145,548	—	9,145,548
Telecommunication Services	1,655,972	16,804,020	—	18,459,992
Utilities	—	8,918,632	—	8,918,632
Exchange-Traded Funds	5,256,309	—	—	5,256,309
Total Equity Securities	24,776,568	277,969,586	—	302,746,154
Mutual Funds
Money Market Funds	5,760,165	—	—	5,760,165
Total Mutual Funds	5,760,165	—	—	5,760,165
Investments in Securities	30,536,733	277,969,586	—	308,506,319
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	256,099	—	256,099
Liabilities
Forward Foreign Currency Exchange Contracts	—	(104,809)	—	(104,809)
Total	30,536,733	278,120,876	—	308,657,609

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Select Large Cap Growth Fund

December 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.4%
CONSUMER DISCRETIONARY 21.7%
Automobiles 3.9%
Tesla Motors, Inc. (a)	1,761,960	$264,963,545
Internet & Catalog Retail 7.7%
Amazon.com, Inc. (a)	594,518	237,087,833
priceline.com, Inc. (a)	242,198	281,530,955
Total		518,618,788
Media 2.6%
Discovery Communications, Inc., Class A (a)	1,910,740	172,769,111
Specialty Retail 3.3%
TJX Companies, Inc.	3,535,480	225,316,140
Textiles, Apparel & Luxury Goods 4.2%
Michael Kors Holdings Ltd. (a)	3,500,920	284,239,695
TOTAL CONSUMER DISCRETIONARY		1,465,907,279
ENERGY 6.4%
Energy Equipment & Services 3.7%
FMC Technologies, Inc. (a)	4,807,185	250,983,129
Oil, Gas & Consumable Fuels 2.7%
EOG Resources, Inc.	1,074,066	180,271,237
TOTAL ENERGY		431,254,366
FINANCIALS 2.0%
Capital Markets 2.0%
Franklin Resources, Inc.	2,354,814	135,943,412
TOTAL FINANCIALS		135,943,412
HEALTH CARE 21.1%
Biotechnology 15.9%
Alexion Pharmaceuticals, Inc. (a)	1,018,948	135,581,221
Biogen Idec, Inc. (a)	618,774	173,102,027
Celgene Corp. (a)	1,691,702	285,829,970
Gilead Sciences, Inc. (a)	3,519,820	264,514,473
Vertex Pharmaceuticals, Inc. (a)	2,831,360	210,370,048
Total		1,069,397,739
Pharmaceuticals 5.2%
Allergan, Inc.	2,004,882	222,702,293

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.	2,383,210	$126,667,611
Total		349,369,904
TOTAL HEALTH CARE		1,418,767,643
INDUSTRIALS 7.3%
Aerospace & Defense 3.8%
Precision Castparts Corp.	957,525	257,861,483
Trading Companies & Distributors 3.5%
Fastenal Co.	4,935,196	234,471,162
TOTAL INDUSTRIALS		492,332,645
INFORMATION TECHNOLOGY 37.5%
Internet Software & Services 15.1%
Baidu, Inc., ADR (a)	1,103,114	196,221,918
Facebook, Inc., Class A (a)	3,626,053	198,200,057
Google, Inc., Class A (a)	211,835	237,405,603
LinkedIn Corp., Class A (a)	835,509	181,163,416
MercadoLibre, Inc.	1,889,905	203,712,860
Total		1,016,703,854
IT Services 7.3%
Cognizant Technology Solutions Corp., Class A (a)	2,541,195	256,609,871
Visa, Inc., Class A	1,040,023	231,592,322
Total		488,202,193
Semiconductors & Semiconductor Equipment 2.8%
ARM Holdings PLC, ADR	3,440,120	188,312,169
Software 12.3%
Red Hat, Inc. (a)	4,971,810	278,620,232
Salesforce.com, Inc. (a)	4,801,196	264,978,007
VMware, Inc., Class A (a)	3,205,160	287,534,904
Total		831,133,143
TOTAL INFORMATION TECHNOLOGY		2,524,351,359
MATERIALS 3.4%
Chemicals 3.4%
Monsanto Co.	1,989,935	231,926,924
TOTAL MATERIALS		231,926,924
Total Common Stocks (Cost: $4,046,171,562)		$6,700,483,628

	Shares	Value

Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.096% (b)(c)	45,221,772	$45,221,772
Total Money Market Funds (Cost: $45,221,772)		$45,221,772
Total Investments
(Cost: $4,091,393,334) (d)		$6,745,705,400(e)
Other Assets & Liabilities, Net		(7,488,711)
Net Assets		$6,738,216,689

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	38,068,512	1,458,898,052	(1,451,744,792)	45,221,772	57,753	45,221,772

(d)

At December 31, 2013, the cost of securities for federal income tax purposes was approximately $4,091,393,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,680,836,000
Unrealized Depreciation	(26,524,000)
Net Unrealized Appreciation	$2,654,312,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	1,465,907,279	—	—	1,465,907,279
Energy	431,254,366	—	—	431,254,366
Financials	135,943,412	—	—	135,943,412
Health Care	1,418,767,643	—	—	1,418,767,643
Industrials	492,332,645	—	—	492,332,645
Information Technology	2,524,351,359	—	—	2,524,351,359
Materials	231,926,924	—	—	231,926,924
Total Equity Securities	6,700,483,628	—	—	6,700,483,628
Mutual Funds
Money Market Funds	45,221,772	—	—	45,221,772
Total Mutual Funds	45,221,772	—	—	45,221,772
Total	6,745,705,400	—	—	6,745,705,400

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Active Portfolios® Multi-Manager Growth Fund

December 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.8%
CONSUMER DISCRETIONARY 21.6%
Automobiles 3.9%
Tesla Motors, Inc. (a)	416,870	$62,688,911
Internet & Catalog Retail 7.9%
Amazon.com, Inc. (a)	146,205	58,305,092
priceline.com, Inc. (a)	59,990	69,732,376
Total		128,037,468
Media 2.5%
Discovery Communications, Inc., Class A (a)	452,480	40,913,242
Specialty Retail 3.2%
Lowe’s Companies, Inc.	20,073	994,617
TJX Companies, Inc.	811,870	51,740,475
Total		52,735,092
Textiles, Apparel & Luxury Goods 4.1%
Michael Kors Holdings Ltd. (a)	819,090	66,501,917
TOTAL CONSUMER DISCRETIONARY		350,876,630
CONSUMER STAPLES 0.2%
Beverages 0.1%
Coca-Cola Co. (The)	12,524	517,366
Diageo PLC, ADR	723	95,740
Monster Beverage Corp. (a)	11,306	766,208
SABMiller PLC, ADR	11,055	566,900
Total		1,946,214
Food Products 0.1%
Danone, ADR	72,948	1,059,205
Household Products —%
Procter & Gamble Co. (The)	8,810	717,222
TOTAL CONSUMER STAPLES		3,722,641
ENERGY 6.3%
Energy Equipment & Services 3.7%
FMC Technologies, Inc. (a)	1,139,935	59,516,007
Schlumberger Ltd.	9,202	829,192
Total		60,345,199
Oil, Gas & Consumable Fuels 2.6%
EOG Resources, Inc.	246,010	41,290,318
TOTAL ENERGY		101,635,517

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 2.1%
Capital Markets 2.0%
Franklin Resources, Inc.	564,364	$32,580,734
Greenhill & Co., Inc.	4,611	267,161
SEI Investments Co.	22,535	782,640
Total		33,630,535
Consumer Finance 0.1%
American Express Co.	9,342	847,600
TOTAL FINANCIALS		34,478,135
HEALTH CARE 20.6%
Biotechnology 15.6%
Alexion Pharmaceuticals, Inc. (a)	242,624	32,283,549
Amgen, Inc.	5,513	629,364
Biogen Idec, Inc. (a)	143,114	40,036,142
Celgene Corp. (a)	396,850	67,051,776
Gilead Sciences, Inc. (a)	856,988	64,402,648
Vertex Pharmaceuticals, Inc. (a)	656,000	48,740,800
Total		253,144,279
Health Care Equipment & Supplies 0.1%
Varian Medical Systems, Inc. (a)	9,570	743,493
Zimmer Holdings, Inc.	11,728	1,092,933
Total		1,836,426
Pharmaceuticals 4.9%
Allergan, Inc.	437,465	48,593,612
Bristol-Myers Squibb Co.	544,600	28,945,490
Merck & Co., Inc.	8,316	416,216
Novartis AG, ADR	10,314	829,039
Total		78,784,357
TOTAL HEALTH CARE		333,765,062
INDUSTRIALS 7.4%
Aerospace & Defense 3.9%
Precision Castparts Corp.	236,191	63,606,236
Air Freight & Logistics 0.1%
Expeditors International of Washington, Inc.	21,145	935,666
United Parcel Service, Inc., Class B	9,027	948,557
Total		1,884,223

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors 3.4%
Fastenal Co.	1,165,770	$55,385,733
TOTAL INDUSTRIALS		120,876,192
INFORMATION TECHNOLOGY 37.3%
Communications Equipment 0.2%
Cisco Systems, Inc.	60,586	1,360,156
QUALCOMM, Inc.	14,747	1,094,965
Total		2,455,121
Internet Software & Services 14.9%
Baidu, Inc., ADR (a)	261,583	46,530,384
Facebook, Inc., Class A (a)	884,053	48,322,337
Google, Inc., Class A (a)	51,550	57,772,601
LinkedIn Corp., Class A (a)	184,287	39,958,950
MercadoLibre, Inc.	447,160	48,199,376
Total		240,783,648
IT Services 7.1%
Automatic Data Processing, Inc.	4,964	401,141
Cognizant Technology Solutions Corp., Class A (a)	615,457	62,148,848
Visa, Inc., Class A	237,089	52,794,978
Total		115,344,967
Semiconductors & Semiconductor Equipment 2.8%
Altera Corp.	1,986	64,605
Analog Devices, Inc.	2,376	121,010
ARM Holdings PLC, ADR	831,317	45,506,292
Total		45,691,907

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 12.3%
Autodesk, Inc. (a)	15,436	$776,894
Factset Research Systems, Inc.	4,908	532,911
Microsoft Corp.	16,094	602,398
Oracle Corp.	31,458	1,203,583
Red Hat, Inc. (a)	1,179,480	66,098,059
Salesforce.com, Inc. (a)	1,157,992	63,909,578
VMware, Inc., Class A (a)	746,350	66,955,059
Total		200,078,482
TOTAL INFORMATION TECHNOLOGY		604,354,125
MATERIALS 3.3%
Chemicals 3.3%
Monsanto Co.	464,530	54,140,972
TOTAL MATERIALS		54,140,972
Total Common Stocks (Cost: $1,174,020,853)		$1,603,849,274

Issuer	Shares	Value

Money Market Funds 1.2%
Columbia Short-Term Cash Fund, 0.096% (b)(c)	18,991,051	$18,991,051
Total Money Market Funds (Cost: $18,991,051)		$18,991,051
Total Investments
(Cost: $1,193,011,904) (d)		$1,622,840,325(e)
Other Assets & Liabilities, Net		(731,909)
Net Assets		$1,622,108,416

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	20,871,770	428,944,254	(430,824,973)	18,991,051	34,929	18,991,051

(d)

At December 31, 2013, the cost of securities for federal income tax purposes was approximately $1,193,012,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$435,938,000
Unrealized Depreciation	(6,110,000)
Net Unrealized Appreciation	$429,828,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	350,876,630	—	—	350,876,630
Consumer Staples	3,722,641	—	—	3,722,641
Energy	101,635,517	—	—	101,635,517
Financials	34,478,135	—	—	34,478,135
Health Care	333,765,062	—	—	333,765,062
Industrials	120,876,192	—	—	120,876,192
Information Technology	604,354,125	—	—	604,354,125
Materials	54,140,972	—	—	54,140,972
Total Equity Securities	1,603,849,274	—	—	1,603,849,274
Mutual Funds
Money Market Funds	18,991,051	—	—	18,991,051
Total Mutual Funds	18,991,051	—	—	18,991,051
Total	1,622,840,325	—	—	1,622,840,325

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	February 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	February 19, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	February 19, 2014